Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating revenues
Total operating revenues	$ 409,900	$ 581,849
Gain on sale of assets	2,583	9,516
Other operating income (expenses), net	0	(413)
Operating expenses
Voyage expenses and commissions	123,626	122,901
Ship operating expenses (including related party amounts of $1,069 and $1,163 for the six months ended June 30, 2023 and 2022, respectively)	124,061	108,534
Charter hire expenses (including related party amounts of $14,556 and $22,716 for the six months ended June 30, 2023 and 2022, respectively)	26,992	25,683
Administrative expenses	9,329	10,624
Impairment loss on vessels	11,780	0
Depreciation	64,087	64,968
Total operating expenses	359,875	332,710
Net operating income	52,608	258,242
Other income (expenses)
Interest income	2,685	294
Interest expense	(46,197)	(22,154)
Share of results of associated companies	9,868	27,120
Gain on derivatives	6,962	25,877
Other financial items	202	(242)
Net other income (expenses)	(26,480)	30,895
Net income before tax	26,128	289,137
Income tax expense	60	65
Net income	$ 26,068	$ 289,072
Per share information:
Basic earnings per share (in dollars per share)	$ 0.13	$ 1.44
Diluted earnings per share (in dollars per share)	$ 0.13	$ 1.43
Related Party
Operating expenses
Ship operating expenses (including related party amounts of $1,069 and $1,163 for the six months ended June 30, 2023 and 2022, respectively)	$ 1,069	$ 1,163
Charter hire expenses (including related party amounts of $14,556 and $22,716 for the six months ended June 30, 2023 and 2022, respectively)	14,556	22,716
Time charter revenues
Operating revenues
Total operating revenues	181,693	345,241
Time charter revenues | Related Party
Operating revenues
Total operating revenues	279	2,033
Voyage charter revenues
Operating revenues
Total operating revenues	226,946	236,158
Other revenues
Operating revenues
Total operating revenues	$ 1,261	$ 450